LVIP American International Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
✢American Funds Insurance Series®– International Fund	15,185,993	$269,247,656
Total Investment Company (Cost $256,284,141)		269,247,656

TOTAL INVESTMENTS–100.06% (Cost $256,284,141)	269,247,656
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(160,658)
NET ASSETS APPLICABLE TO 21,682,181 SHARES OUTSTANDING–100.00%	$269,086,998

✢Class 1 shares.
LVIP American International Fund–1